Related parties (Schedule of Balances Outstanding and Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Related parties [Line Items]
Finance costs	$ 64,582	$ 41,070	$ 39,321
Administrative expenses	50,315	60,818	52,074
Geological and geophysical expenses	14,951	18,593	$ 13,951
Amounts payable, related party transactions	(3,528)	(15,000)
Description of nature of related party relationship			Joint Operations
Entities with joint control or significant influence over entity [member]
Disclosure Of Related parties [Line Items]
Amounts payable, related party transactions	(5,760)	(4,803)	$ (8,449)
Amounts receivable, related party transactions	$ 2,236	$ 1,035	$ 1,819
Description of nature of related party relationship	Joint Operations	Joint Operations	Joint Operations
Carlos Gulisano [Member]
Disclosure Of Related parties [Line Items]
Geological and geophysical expenses	$ 130	$ 160	$ 170
Description of nature of related party relationship	Non-Executive Director (a)	Non-Executive Director (a)	Non-Executive Director (a)
Pedro Aylwin [Member]
Disclosure Of Related parties [Line Items]
Administrative expenses	$ 561	$ 581	$ 547
Description of nature of related party relationship	Executive Director (b)	Executive Director (b)	Executive Director (b)
LG International Corp [Member]
Disclosure Of Related parties [Line Items]
Finance costs			$ 1,606
Description of nature of related party relationship			Partner